Summary of Significant Accounting Policies - Summary of Tabular Form Of Useful Lives Of Property Plant And Equipment (Details) - Atlas Sand Company LLC [Member]	12 Months Ended
Dec. 31, 2022
Plant equipment | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Plant equipment | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Furniture and office equipment | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Furniture and office equipment | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Asset retirement obligation
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Computer and network equipment | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Computer and network equipment | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Buildings and leasehold improvements | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Buildings and leasehold improvements | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Logistic equipment | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Logistic equipment | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	4 years